10Q LONG-TERM DEBT AND LINES OF CREDIT - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Senior Notes and Convertible Notes
Debt Instrument [Line Items]
Unamortized discount	$ 36.7	$ 38.5
Unamortized debt issuance costs	88.6	92.8
Unsecured Debt | Unsecured Revolving Credit Facility
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ 12.2	$ 13.4